INVESTMENT PROPERTY OPERATING EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment Property Operating Expenses [Abstract]
Repair and maintenance	$ 3,276,560	$ 2,933,350	$ 2,351,598
Utilities	636,609	632,010	445,114
Insurance	513,850	469,823	375,108
Property management	460,428	319,650	242,098
Real estate taxes	1,299,758	747,297	731,261
Expected credit losses adjustments	278,703	(75,152)	(87,723)
Tenant-billable operating expenses	1,249,791	1,122,759	929,056
Interest expenses on property related lease liabilities	323,973	257,144	0
Other property related expenses	108,146	567,653	156,438
Total	$ 8,147,818	$ 6,974,534	$ 5,142,950